Government grant advances and loans	12 Months Ended
Dec. 31, 2022
Government Grants [Abstract]
Government grant advances and loans	Government grant advances and loans

		December 31,
	Note	2020	2021	2022
		(in thousands)
Current
Government grant advances	16.1	$693	$3,317	$968
Research project financing	16.2	1,288	1,057	1,237
Government loans	16.2	1,886	1,832	1,954
Total current portion		$3,867	$6,206	$4,159
Non-current
Government grant advances	16.1	$642	$2,048	$872
Research project financing	16.2	4,625	2,248	1,567
Government loans	16.3	4,611	3,084	1,424
Accrued interest	16.2	1,325	1,974	2,372
Total non-current portion		$11,203	$9,354	$6,235
Government grant advances
In 2022, the Company was named as a participant in four new collaborative projects with combined funding of €1,376,000 ($1,364,000 using the exchange rate of the grant dates). Three of them are expected to be released to the Consolidated Statement of Operations over the lives of the projects, estimated to be approximately three years, one was fully released in the year ended December 31, 2022.

In 2021, the Company was named as a participant in two new collaborative projects with combined funding of €6,326,000 ($7,650,000 using the exchange rate of the grant dates) which is expected to be released to the Consolidated Statement of Operations over the lives of the projects, estimated to be approximately three years for both projects.
In 2020, the Company was named as a participant in two new collaborative projects with combined funding of €779,000 ($892,000 using the exchange rate of the grant dates) which is expected to be released to the Consolidated Statement of Operations over the lives of the projects, estimated to be approximately three years for both projects.
Research project financingIn October 2014, Bpifrance, one of the Company’s shareholders as well as the financial agency of the French government, provided funding to the Company in the context of a long-term research project, estimated to be completed over a 3-year period. In December 2016, Bpifrance and the Company signed an amendment to extend the period from three to four years. The total funding amounted to €6,967,000 ($8,988,000 using the exchange rate of the funding dates) with a portion in the form of a grant (€2,957,000 or $3,815,000) and a portion in the form of a forgivable loan (€4,010,000 or $5,173,000). The funding was paid in three installments, the last of which was received in 2019 for €992,000 ($1,126,000 using the exchange rate of the payment date). The grant was recognized as a reduction of research and development expense when corresponding expense was incurred. The forgivable loan advance will be repaid from March 31, 2019 to December 31, 2024 of which €540,000 ($571,000 using the exchange rate of the payment dates) in principal and interests was paid in 2022 (€675,000, or $804,000 in 2021; €300,000, or $355,000, in 2020), and bears interests at a 1.53% fixed contractual rate. The difference between the amount of grant received and the present value amounted to a reduction of $115,000 in the debt carrying value, with such difference being amortized over the contract period. If the sales of the product developed under this program are in excess of €350 million ($396 million using the exchange rate as of December 31, 2021) during a period of three years, then the Company shall pay for three consecutive years after the date of the termination of the reimbursement a bonus to Bpifrance of 1% of annual revenues generated by products issued from the project (up to a maximum of €350,000,000 or $396,410,000 over a period of ten years). The Company doesn’t expect to perform any repayment to BPI.
In January 2016, Bpifrance provided funding to the Company for a new long-term research project, completed in early 2020. The total of the funding amounted to €2,095,000 ($2,288,000 using the exchange rate of the grant date) comprising a portion in the form of a grant (€668,000 or $729,000) and a portion in the form of a forgivable loan (€1,427,000 or $1,558,000). The funding was paid in four installments, the last of which was received in February 2020 for €365,000 ($405,000 using the exchange rate of the funding date). The grant was recognized as a reduction of research and development expense when corresponding expense was incurred. The forgivable loan advance was to be repaid, except if the project is a commercial failure, from July 1, 2020 to July 1, 2024 and bears interests at a 1.17% fixed contractual rate. The difference between the amount of grant received and the present value of future payments discounted using interest rate applied for standard loans with similar maturity amounted to a reduction of $30,000 in the debt carrying value, with such difference being amortized over the contract period. In late 2020, the Company determined that there was not enough market interest for the radio frequency of the product development funded by this grant, and abandoned the project. A request for forgiveness of the debt was made and in April 2021 Bpifrance forgave a large portion of the advance, effectively transforming the forgiven advance to a grant and resulting in a one-time benefit of €1,214,000 ($1,442,111 using the exchange rate of the period), recorded as a reduction of Research and Development expenses. The unforgiven portion of €213,000 ($241,000) was reimbursed in February 2022.
In 2022, the Company received funding for one project of €309,000 ($316,000 using the exchange rate of the funding date) as a grant and €473,000 ($504,000 using the exchange rate at the closing date) as a forgivable loan. The payment was received in March 2023. In 2020, the Company received payments for one project of €150,000 ($167,000 using the exchange rate of the funding date) as a grant and €215,000 ($238,000 using the exchange rate of the funding date) as a forgivable loan.
The accrued interest of $579,000 was recorded as of December 31, 2022 ($563,000 as of December 2021 and $560,000 as of December 31, 2020) at an estimated market rate of 2.3%. The market rate of interest applied in 2021 and 2020 ranged from 1.80% to 2.30%.Government loansIn September 2015, the Company received two loans from Bpifrance for a total amount of €2,000,000 ($2,228,000 using the exchange rate of the grant date). One loan of €1,000,000 bears interest at 5.24% per year, paid quarterly; the second loan of €1,000,000 is interest-free. The interest-free loan has been revalued using the 5.24% interest rate payable on the other loan. Both loans have seven year terms with the principal being amortized on a quarterly basis beginning in June 2017.